OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
Schedule of Other Current Assets

	December 31,
	2020	2019

Other receivables	$78,806	$24,643
	$78,806	$24,643